Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue		£ 298
Research and development costs	(2,189)	(2,251)
Administrative costs	(2,034)	(2,291)
Loss from operations	(4,223)	(4,244)
Finance income	839	410
Finance expense	(49)	(22)
Loss before tax	(3,433)	(3,856)
Taxation	125	288
Loss for the period attributable to the owners of the parent	(3,308)	(3,568)
Total comprehensive loss attributable to the owners of the parent	£ (3,308)	£ (3,568)
Loss per share
Basic loss per share	£ 0.1	£ 3.6
Diluted loss per share	£ 0.1	£ 3.6